Hospice Revenue Recognition (Schedule Of Medicare Cap Liability Activity) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Hospice Revenue Recognition [Abstract]
Beginning Balance January 1,	$ 8,260	$ 1,261
2015 measurement period	165
2014 measurement period	1,451	3,881
2013 measurement period		3,181
2011 measurement period	(325)
2010 measurement period		(63)
Payments	(3,439)
Ending Balance December 31,	$ 6,112	$ 8,260